Cover	Apr. 07, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 07, 2026
Entity File Number	001-41273
Entity Registrant Name	BYNORDIC ACQUISITION CORPORATION
Entity Central Index Key	0001801417
Entity Tax Identification Number	85-4529780
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	501 Silverside Road # 1001
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19809
City Area Code	+46
Local Phone Number	707 29 41 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, par value $0.0001, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	BYNOU
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BYNO
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	BYNOW